Analysis of cash flows (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Analysis of cash flows [Abstract]
Profit for the period		£ 246	£ 149
Taxation		92	55
Revaluation and retranslation of financial instruments		(35)	(25)
Finance costs		210	231
Finance and investment income		(74)	(103)
Earnings from associates - after interest and tax		(16)	(1)
Operating profit		423	306
Adjustments for:
Non-cash share-based incentive plans (including share options)		56	76
Depreciation of property, plant and equipment		81	84
Depreciation of right-of-use assets		110	129
Impairment charges included within restructuring costs		4	140
Goodwill impairment		0	53
Amortisation and impairment of acquired intangible assets		57	36
Amortisation of other intangible assets		14	9
Impairment of investments in associates		23	11
(Gains)/losses on disposal of investments and subsidiaries		(8)	3
Gains on sale of property, plant and equipment		(2)	(1)
Operating cash flow before movements in working capital and provisions		758	846
Decrease in trade receivables and accrued income		430	1,090
Decrease in trade payables and deferred income		(1,055)	(1,612)
Increase in other receivables		(109)	(65)
Decrease in other payables		(337)	(509)
Increase in provisions		15	52
Cash used by operations		(298)	(198)
Corporation and overseas tax paid		(168)	(171)
Other interest and similar charges paid		(118)	(156)
Interest paid on lease liabilities		(47)	(49)
Interest received		69	108
Investment income		5	3
Dividends from associates		18	19
Earnout payments recognised in operating activities		(1)	(1)
Net cash outflow from operating activities	[1]	£ (540)	£ (445)

[1]	This includes initial cash consideration for acquisitions (less cash and cash equivalents acquired) as well as earnout payments made.
Earnout payments in excess of the amount determined at acquisition are recorded as operating activities.